UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
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                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21296
                                   --------------------------------------------

                               BARON SELECT FUNDS
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Select Funds, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   December 31
                         --------------------

Date of reporting period:  September 30, 2006
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (8-05)

ITEM 1.

BARON PARTNERS FUND
----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
SEPTEMBER 30, 2006 (UNAUDITED)

                  SHARES                                                                            COST                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (110.63%)

                         ADVERTISING SERVICES (1.90%)
                 725,000 Getty Images, Inc.*                                             $ 38,769,338             $ 36,018,000

                         BUSINESS SERVICES (10.31%)
               2,000,000 ChoicePoint, Inc.*+                                               69,222,010               71,600,000
               2,300,000 Iron Mountain, Inc.*                                              68,142,215               98,762,000
              10,000,000 Li & Fung, Ltd.^                                                  24,975,775               24,850,600
                                                                                        -------------            -------------
                                                                                          162,340,000              195,212,600

                         DISTRIBUTION (3.06%)
               1,500,000 Fastenal Co.                                                      59,184,105               57,855,000

                         EDUCATION (0.91%)
                 160,000 Strayer Education, Inc.                                           16,954,684               17,313,600


                         ENERGY SERVICES (2.77%)
               1,000,000 Helmerich & Payne, Inc.                                           33,180,151               23,030,000
                 700,000 XTO Energy, Inc.                                                  16,192,690               29,491,000
                                                                                        -------------            -------------
                                                                                           49,372,841              52,521,000

                         FINANCIAL SERVICES - ASSET MANAGEMENT (10.44%)
               1,214,000 AllianceBernstein Holding L.P.                                    67,687,946               83,753,860
                 527,200 Eaton Vance Corp.                                                 14,677,097               15,214,992
                 800,000 Janus Capital Group, Inc.                                         14,044,123               15,776,000
                 300,000 Legg Mason, Inc.                                                  26,737,075               30,258,000
               1,025,000 Nuveen Investments, Inc., Cl A                                    34,752,789               52,510,750
                                                                                        -------------            -------------
                                                                                          157,899,030              197,513,602

                         FINANCIAL SERVICES - BROKERAGE & EXCHANGES (15.44%)
               5,000,000 Charles Schwab Corp.                                              51,307,910               89,500,000
                 120,000 Chicago Mercantile Exchange Holdings, Inc., Cl A                  15,545,091               57,390,000
               1,125,000 International Securities Exchange Holdings, Inc., Cl A            34,980,682               52,751,250
               3,250,000 Jefferies Group, Inc.                                             75,458,797               92,625,000
                                                                                        -------------            -------------
                                                                                          177,292,480              292,266,250

                         FINANCIAL SERVICES - INSURANCE (2.35%)
                 700,000 Arch Capital Group, Ltd.*                                         25,246,122               44,443,000

                         FINANCIAL SERVICES - MISCELLANEOUS (1.25%)
                 575,000 National Financial Partners Corp.                                 27,772,375               23,592,250

                         GAMING SERVICES (2.35%)
                 721,000 Scientific Games Corp., Cl A*                                     22,253,774               22,927,800
                 800,000 Shuffle Master, Inc.*                                             20,506,313               21,608,000
                                                                                        -------------            -------------
                                                                                           42,760,087               44,535,800

                         HEALTHCARE FACILITIES (7.15%)
               1,000,000 Brookdale Senior Living, Inc.                                     40,189,610               46,420,000
               1,700,000 Manor Care, Inc.                                                  56,664,142               88,876,000
                                                                                        -------------            -------------
                                                                                           96,853,752              135,296,000

                         HEALTHCARE PRODUCTS (1.96%)
                 550,000 Zimmer Holdings, Inc.*                                            33,917,971               37,125,000

                         HOTELS AND LODGING (2.60%)
                 770,000 Four Seasons Hotels, Inc.                                         44,815,857               49,164,500

                         REAL ESTATE (1.20%)
                 550,000 CoStar Group, Inc.*                                               21,612,360               22,726,000

                         REAL ESTATE - HOME BUILDING (2.63%)
               1,775,000 Toll Brothers, Inc.*                                              50,588,869               49,842,000

BARON PARTNERS FUND
----------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)
----------------------------------------------------------------------------------------------------------------------------------
SEPTEMBER 30, 2006 (UNAUDITED)

                  SHARES                                                                            COST                 VALUE
----------------------------------------------------------------------------------------------------------------------------------

                         REAL ESTATE - REITs (5.68%)
                 249,000 AvalonBay Communities, Inc.                                       26,487,851               29,979,600
                 250,000 Boston Properties, Inc.                                           14,835,864               25,835,000
                 500,000 General Growth Properties, Inc.                                   16,346,703               23,825,000
                 650,000 Kimco Realty Corp.                                                17,415,133               27,865,500
                                                                                        -------------            -------------
                                                                                           75,085,551              107,505,100

                         RECREATION AND RESORTS (22.27%)
               2,600,000 Boyd Gaming Corp.                                                105,180,819               99,944,000
               3,900,000 Kerzner Intl. Holdings, Ltd., Cl A*@                              39,000,000               39,000,000
               1,700,000 Las Vegas Sands Corp.*                                            87,692,592              116,195,000
               1,250,000 Penn National Gaming, Inc.*                                       40,478,270               45,650,000
               1,775,000 Wynn Resorts, Ltd.*                                               74,043,059              120,717,750
                                                                                        -------------            -------------
                                                                                          346,394,740              421,506,750

                         RESTAURANTS (1.87%)
                 375,000 California Pizza Kitchen, Inc.*                                   10,944,850               11,223,750
                 525,000 Red Robin Gourmet Burgers, Inc.*                                  23,588,466               24,207,750
                                                                                        -------------            -------------
                                                                                           34,533,316               35,431,500

                         RETAIL - CONSUMER STAPLES (2.28%)
                 725,000 Whole Foods Market, Inc.                                          37,212,389               43,086,750

                         RETAIL - SPECIALTY STORES (7.08%)
                 550,000 Blue Nile, Inc.*                                                  14,760,565               19,992,500
                 575,000 CarMax, Inc.*                                                     15,992,328               23,983,250
               1,050,000 Dicks Sporting Goods, Inc.*                                       32,168,945               47,796,000
               1,125,000 Select Comfort Corp.*                                             19,664,974               24,615,000
               1,000,000 Urban Outfitters, Inc.*                                           15,969,051               17,690,000
                                                                                        -------------            -------------
                                                                                           98,555,863              134,076,750

                         TRANSPORTATION (3.77%)
                 800,000 C. H. Robinson Worldwide, Inc.                                    20,066,739               35,664,000
                 800,000 Expeditors International of Washington, Inc.                      20,930,533               35,664,000
                                                                                        -------------            -------------
                                                                                           40,997,272               71,328,000

                         UTILITY SERVICES (1.36%)
                 825,000 ITC Holdings Corp.                                                23,269,893               25,740,000
                                                                                        -------------            -------------

TOTAL COMMON STOCKS                                                                     1,661,428,895            2,094,099,452
                                                                                        -------------            -------------


               PRINCIPAL
                  AMOUNT
-------------------------

CORPORATE BONDS (0.79%)
                         RECREATION AND RESORTS
             $5,000,000 Wynn Resorts, Ltd. 6.00%
                              Sub. Conv. Deb. due  07/15/2015                               4,919,984               14,900,000
                                                                                        -------------            -------------


TOTAL INVESTMENTS (111.42%)                                                            $1,666,348,879            2,108,999,452
                                                                                      ===============


LIABILITIES LESS
  CASH AND OTHER ASSETS (-11.42%)                                                                                 (216,225,856)
                                                                                                                  ------------


NET ASSETS (EQUIVALENT TO $20.47 PER
  SHARE BASED ON 92,464,638 SHARES
  OUTSTANDING)                                                                                                  $1,892,773,596
                                                                                                                ==============

------------------
%    Represents percentage of net assets
*    Non-income producing securities
@    Restricted security
+    Represents security, or a portion thereof, in segregated custodian account.
^    Foreign domiciled corporation

** For Federal income tax purposes the cost basis is $1,666,576,797. Aggregate unrealized appreciation and depreciation of investments are $486,749,826 and $44,327,171, respectively.

SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Select Funds




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  November 29, 2006




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   November 29, 2006